Segments and Nature of the Business (Tables)	12 Months Ended
Dec. 31, 2015
Segments and Nature of the Business [Abstract]
Service Revenues And Sales And After-Tax Earnings By Business Segment

	For the Years Ended December 31,
	2015	2014	2013
Revenues by Type of Service
VITAS
Routine homecare	$865,145	$810,413	$791,735
Continuous care	150,802	152,206	155,409
General inpatient	99,439	102,876	104,968
Medicare cap	165	(1,290)	(6,999)
Total segment	1,115,551	1,064,205	1,045,113
Roto-Rooter
Sewer and drain cleaning	142,562	141,078	141,283
Plumbing repair and maintenance	188,065	174,993	168,942
Independent contractors	37,966	36,496	33,030
Water restoration	38,163	18,480	3,042
Other products and services	21,081	21,030	21,919
Total segment	427,837	392,077	368,216
Total service revenues and sales	$1,543,388	$1,456,282	$1,413,329
Aftertax Segment Earnings/(Loss)
VITAS	$93,346	$86,185	$76,144
Roto-Rooter	48,573	42,075	29,243
Total	141,919	128,260	105,387
Corporate	(31,645)	(28,943)	(28,160)
Net income	$110,274	$99,317	$77,227
Interest Income
VITAS	$7,740	$6,111	$5,038
Roto-Rooter	3,425	2,931	2,096
Total	11,165	9,042	7,134
Corporate	-	10	56
Intercompany eliminations	(10,884)	(9,081)	(6,343)
Total interest income	$281	$(29)	$847
Interest Expense
VITAS	$200	$207	$182
Roto-Rooter	348	363	322
Total	548	570	504
Corporate	3,097	7,616	14,531
Total interest expense	$3,645	$8,186	$15,035

Income Tax Provision
VITAS	$56,675	$53,278	$46,910
Roto-Rooter	29,630	25,808	17,560
Total	86,305	79,086	64,470
Corporate	(16,453)	(15,649)	(17,868)
Total income tax provision	$69,852	$63,437	$46,602
Identifiable Assets
VITAS	$523,717	$546,031	$518,316
Roto-Rooter	255,192	251,407	241,679
Total	778,909	797,438	759,995
Corporate	73,416	62,494	133,706
Total identifiable assets	$852,325	$859,932	$893,701

	For the Years Ended December 31,
	2015	2014	2013
Additions to Long-Lived Assets
VITAS	$23,278	$21,880	$16,219
Roto-Rooter	26,476	21,595	15,202
Total	49,754	43,475	31,421
Corporate	995	346	160
Total additions to long-lived assets	$50,749	$43,821	$31,581
Depreciation and Amortization
VITAS	$19,547	$19,048	$19,534
Roto-Rooter	13,360	10,975	9,273
Total	32,907	30,023	28,807
Corporate	592	578	535
Total depreciation and amortization	$33,499	$30,601	$29,342